UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2011

1.814088.106

CAS-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	3/7/11	0.29% (d)	$ 181,000	$ 181,000
Certificates of Deposit - 44.7%

London Branch, Eurodollar, Foreign Banks - 12.5%
Commonwealth Bank of Australia
	4/4/11 to 6/7/11	0.30	556,000	556,000
Credit Agricole SA
	3/1/11 to 5/3/11	0.35 to 0.45	2,276,000	2,276,000
Credit Industriel et Commercial
	5/3/11	0.40	2,000,000	2,000,000
Danske Bank AS
	4/11/11	0.33	372,000	372,001
HSBC Bank PLC
	4/14/11 to 2/29/12	0.32 to 0.53	882,000	882,000
ING Bank NV
	3/1/11 to 5/4/11	0.30 to 0.33	3,018,000	3,018,000
	5/9/11	0.30	706,000	706,000
Landesbank Hessen-Thuringen
	3/15/11 to 3/23/11	0.33	1,790,000	1,790,000
National Australia Bank Ltd.
	3/16/11 to 7/8/11	0.30 to 0.43	3,015,000	3,015,003
				14,615,004
New York Branch, Yankee Dollar, Foreign Banks - 32.2%
Bank of Montreal
	5/25/11 to 11/22/11	0.36 to 0.41 (d)	489,000	489,000
Bank of Nova Scotia
	3/16/12	0.38 (d)	206,000	206,000
Bank of Nova Scotia New York Branch
	5/31/11	0.28	500,000	500,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	4,807,000	4,807,000
BNP Paribas New York Branch
	3/14/11 to 5/24/11	0.35 to 0.44	4,701,000	4,701,000
Canadian Imperial Bank of Commerce New York Branch
	3/7/11 to 3/16/12	0.35 to 0.50 (d)	4,009,000	4,009,001
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Commerzbank AG New York Branch
	3/7/11 to 5/13/11	0.37 to 0.43%	$ 1,459,000	$ 1,459,000
Credit Agricole CIB
	3/1/11	0.36	291,000	291,000
Credit Suisse New York Branch
	7/25/11	0.32 (d)	369,000	369,000
Deutsche Bank
	7/25/11	0.36 (d)	1,300,000	1,300,000
Deutsche Bank AG New York Branch
	5/13/11	0.34	350,000	350,000
DnB NOR Bank ASA
	8/4/11	0.31 (d)	375,000	375,000
DZ BANK AG
	3/1/11	0.25	300,000	300,000
Intesa Sanpaolo SpA New York Branch
	3/1/11	0.40	349,000	349,000
Landesbank Baden-Wuerttemberg New York Branch
	3/22/11	0.37	1,553,000	1,553,000
Mizuho Corporate Bank Ltd.
	3/16/11	0.25	500,000	500,000
National Bank Canada
	11/14/11	0.41 (d)	998,000	998,000
Natixis SA
	3/7/11 to 4/4/11	0.41 to 2.00 (d)	2,251,000	2,251,000
Rabobank Nederland New York Branch
	3/9/11 to 3/12/12	0.30 to 0.50 (d)	4,476,000	4,476,000
Royal Bank of Canada
	2/1/12	0.64 (d)	900,000	900,000
Royal Bank of Canada New York Branch
	2/6/12	0.31 (d)	750,000	749,649
Societe Generale
	4/11/11 to 5/5/11	0.35 to 1.71 (d)	971,000	971,000
Sumitomo Mitsui Banking Corp.
	3/11/11 to 3/23/11	0.30	1,028,000	1,028,000
Svenska Handelsbanken
	5/3/11 to 6/24/11	0.30 to 0.35	969,000	969,003
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank New York Branch
	1/12/12	0.34% (d)	$ 304,100	$ 304,100
UBS AG
	3/16/11 to 7/21/11	0.31 to 0.37 (d)	3,367,000	3,367,000
				37,571,753
TOTAL CERTIFICATES OF DEPOSIT				52,186,757
Commercial Paper - 19.9%

Asb Finance Ltd. Iam Commercial Paper 4/2
	1/27/12	0.41 (d)	150,000	149,993
Australia & New Zealand Banking Group Ltd.
	4/11/11	0.32	326,000	325,881
Barclays Bank PLC/Barclays US CCP Funding LLC
	4/8/11 to 4/19/11	0.32	617,000	616,755
Comcast Corp.
	3/11/11	0.40	561,000	560,938
Commerzbank U.S. Finance, Inc.
	3/7/11	0.37	349,000	348,978
Commonwealth Bank of Australia
	5/31/11 to 11/21/11	0.34 to 0.36 (d)	1,113,000	1,112,990
Credit Agricole North America
	3/1/11	0.36	25,000	25,000
Credit Suisse New York Branch
	5/5/11	0.32	2,190,000	2,188,735
CVS Caremark Corp.
	3/30/11	0.40 (d)	224,000	224,000
Danske Corp.
	4/11/11 to 4/14/11	0.32	510,000	509,805
Deutsche Bank Financial LLC
	3/3/11 to 5/13/11	0.30 to 0.34	879,000	878,642
DnB NOR Bank ASA
	3/7/11 to 8/22/11	0.31 to 0.35 (d)	1,066,000	1,065,978
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	3/4/11	0.45	158,000	157,994
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Intesa Funding LLC
	3/2/11 to 3/16/11	0.40%	$ 1,726,000	$ 1,725,888
	4/6/11	0.41	515,000	514,789
Landesbank Baden-Wuert
	3/1/11 to 3/2/11	0.40	741,000	740,997
Landesbank Hessen-Thuringen
	3/8/11	0.32	489,000	488,970
Nationwide Building Society
	3/16/11 to 3/22/11	0.35	279,000	278,952
Nordea North America, Inc.
	3/1/11 to 5/31/11	0.31 to 0.35	1,626,000	1,624,841
Rabobank USA Financial Corp.
	6/8/11	0.30	75,000	74,938
Royal Bank of Canada
	6/16/11	0.40	742,000	741,118
Skandinaviska Enskilda Banken AB
	4/5/11 to 4/7/11	0.32	881,000	880,717
Societe Generale North America, Inc.
	4/1/11 to 5/2/11	0.35 to 0.40	2,338,000	2,336,992
Sumitomo Trust & Banking Co. Ltd.
	4/14/11 to 4/15/11	0.35	335,000	334,855
Total Capital Canada Ltd.
	9/15/11 to 9/16/11	0.40 to 0.43	399,000	398,075
Toyota Motor Credit Corp.
	4/15/11 to 6/15/11	0.30 to 0.35	424,000	423,677
UBS Finance, Inc.
	4/20/11 to 5/2/11	0.35	73,000	72,959
UniCredito Italiano Bank (Ireland) PLC
	4/1/11	0.42	413,000	412,851
	4/5/11	0.42	495,000	494,798
Verizon Communications, Inc.
	4/13/11	0.46 (d)	524,000	524,000
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.30 to 0.45 (d)	2,640,000	2,639,125
Xerox Corp.
	3/2/11 to 3/28/11	0.70	411,000	410,933
TOTAL COMMERCIAL PAPER				23,285,164
U.S. Government and Government Agency Obligations - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	$ 176,000	$ 176,064
Federal Agencies - 1.6%

Federal Home Loan Bank - 0.6%
	9/26/11	0.23 (d)	650,000	649,812
Freddie Mac - 1.0%
	8/10/12	0.22 (d)	1,200,000	1,199,125
TOTAL FEDERAL AGENCIES				1,848,937
U.S. Treasury Obligations - 9.8%

U.S. Treasury Bills - 4.6%
	5/19/11 to 6/30/11	0.13 to 0.23	5,375,000	5,372,414
U.S. Treasury Notes - 5.2%
	6/30/11 to 2/29/12	0.15 to 0.35	6,005,500	6,051,514
TOTAL U.S. TREASURY OBLIGATIONS				11,423,928
Medium-Term Notes - 5.0%

BP Capital Markets PLC
	4/11/11	0.44 (d)	391,705	391,705
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	368,000	368,000
Metropolitan Life Global Funding I
	6/6/11	2.05 (b)(d)	217,500	217,500
Metropolitan Life Insurance Co.
	5/31/11	0.60 (d)(h)	175,000	175,000
Royal Bank of Canada
	2/15/12 to 3/1/12	0.30 to 0.71 (b)(d)	2,050,000	2,050,000
Medium-Term Notes - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada - continued
	2/6/12	0.31% (d)	$ 376,000	$ 375,824
Westpac Banking Corp.
	10/23/11 to 3/15/12	0.32 to 0.35 (b)(d)	2,228,000	2,228,000
TOTAL MEDIUM-TERM NOTES				5,806,029
Municipal Securities - 0.9%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
3/7/11	0.27 (d)	16,300		16,300
California Gen. Oblig. Series 2003 B1, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN
3/7/11	0.28 (d)	18,000		18,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2001 J, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.26 (d)(e)	38,135		38,135
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2005 B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.24 (d)(e)	21,765		21,765
California Hsg. Fin. Agcy. Rev. Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.24 (d)(e)	15,755		15,755
California Hsg. Fin. Agcy. Rev. Series 2003 D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.26 (d)(e)	44,435		44,435
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
3/7/11	0.27 (d)	50,000		50,000
Cook County Gen. Oblig. Participating VRDN Series WF 10 5C, (Liquidity Facility Wells Fargo Bank NA)
3/7/11	0.26 (d)(f)	10,790		10,790
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.34 (d)(e)	25,200		25,200
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, LOC Fannie Mae, VRDN
3/7/11	0.25 (d)(e)	30,400		30,400
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.24 (d)	25,000		25,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.25% (d)	$ 49,200		$ 49,200
New Jersey Gen. Oblig. Participating VRDN Series Putters 3808, (Liquidity Facility JPMorgan Chase & Co.)
3/1/11	0.22 (d)(f)	65,000		65,000
New York City Gen. Oblig. Series 2004 H6, LOC Bank of America NA, VRDN
3/7/11	0.26 (d)	30,880		30,880
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Westport Dev. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
3/7/11	0.25 (d)(e)	61,000		61,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
3/7/11	0.24 (d)(e)	30,800		30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
3/7/11	0.24 (d)(e)	52,850		52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae, VRDN
3/7/11	0.25 (d)(e)	105,400		105,400
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
3/7/11	0.24 (d)(e)	44,300		44,300
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/11	0.26 (d)(e)	25,000		25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
3/7/11	0.26 (d)(e)	34,000		34,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/11	0.26 (d)(e)	33,000		33,000
New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, LOC Fannie Mae, VRDN
3/7/11	0.26 (d)(e)	74,100		74,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
3/7/11	0.26 (d)(e)	14,000		14,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.24 (d)(e)	32,000		32,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, LOC Bank of America NA, VRDN
3/7/11	0.26% (d)	$ 30,000		$ 30,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, VRDN
3/7/11	0.23 (d)	25,600		25,600
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
3/7/11	0.26 (d)(e)	12,500		12,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility ABN-AMRO Bank NV), VRDN
3/7/11	0.26 (d)	51,325		51,325
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
3/7/11	0.26 (d)	10,000		10,000
TOTAL MUNICIPAL SECURITIES			1,076,735
Repurchase Agreements - 19.4%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 401,755	401,753
With:
Banc of America Securities LLC at 0.83%, dated 10/28/10 due 4/4/11 (Collateralized by Corporate Obligations valued at $829,459,124, 0.28% - 10.13%, 8/30/13 - 10/25/56) (d)(g)	774,445	768,000
Barclays Capital, Inc. at:
0.38%, dated:
2/25/11 due 3/4/11 (Collateralized by Equity Securities valued at $399,616,898)	370,027	370,000
2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $1,728,018,259)	1,600,017	1,600,000
0.4%, dated 2/28/11 due 3/7/11 (Collateralized by Equity Securities valued at $403,924,494)	374,029	374,000
0.42%, dated:
2/3/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $120,996,692, 0.41% - 7%, 2/20/14 - 4/25/47)	112,042	112,000
2/15/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $122,059,934, 0.4% - 0.51%, 6/20/14 - 10/25/46)	113,040	113,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc.:
at 1%, dated:
8/24/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $416,897,280, 0.33% - 9.35%, 12/12/11 - 12/10/49)	$ 387,893	$ 384,000
9/9/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $413,457,390, 0.36% - 10.76%, 3/15/19 - 6/25/47)	384,852	381,000
10/13/10 due 6/3/11 (Collateralized by Corporate Obligations valued at $267,349,890, 0.63% - 6%, 3/15/12 - 1/1/49)	249,491	247,000
BNP Paribas Securities Corp. at 0.29%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $71,400,575, 6% - 8.8%, 1/17/17 - 4/15/24)	68,001	68,000
Citigroup Global Markets, Inc. at 0.38%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $257,502,718, 2.5% - 7.14%, 11/20/22 - 2/16/41)	250,003	250,000
Credit Suisse Securities (USA) LLC at 0.31%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $3,489,607,908)	3,231,028	3,231,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $366,474,775, 2.5% - 7%, 7/1/18 - 5/1/42)	359,415	359,000
0.24%, dated 11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $340,920,748, 4% - 7%, 1/1/25 - 10/1/47)	334,405	334,000
0.25%, dated:
9/28/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $625,928,681, 1.53% - 11%, 3/8/11 - 10/20/58)	613,771	613,000
12/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $333,748,463, 2.61% - 7%, 11/1/20 - 11/1/47)	327,425	327,000
2/23/11 due 3/2/11 (Collateralized by Commercial Paper Obligations valued at $136,995,708, 3/1/11 - 4/28/11)	133,006	133,000
0.4%, dated 1/28/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $199,706,542, 0.39% - 8.25%, 12/15/11 - 6/28/47)	185,195	185,000
0.41%, dated:
1/19/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $200,814,130, 0.31% - 12.38%, 5/10/11 - 8/3/52)	186,191	186,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.41%, dated:
2/7/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $98,176,491, 0.65% - 8.1%, 6/2/13 - 9/15/39)	$ 93,096	$ 93,000
2/17/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $98,928,994, 0.12% - 13.5%, 7/18/12 - 12/11/49)	93,095	93,000
2/25/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $198,132,725, 0.31% - 12.75%, 3/24/11 - 10/15/49)	185,190	185,000
0.42%, dated:
12/30/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $158,668,714, 0.36% - 9.5%, 3/15/11 - 12/11/49)	147,154	147,000
12/7/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $197,073,429, 0.30% - 13%, 3/15/11 - 5/23/51)	183,192	183,000
Goldman Sachs & Co. at 0.28%, dated 2/23/11 due 3/2/11 (Collateralized by U.S. Government Obligations valued at $293,563,700, 4% - 4.5%, 12/16/34 - 12/16/40)	285,016	285,000
HSBC Securities, Inc. at 0.33%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $2,101,805, 1.38%, 9/13/13)	2,000	2,000
ING Financial Markets LLC at:
0.36%, dated:
2/7/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $145,984,206, 1.13% - 10.25%, 5/20/11 - 3/1/41)	139,042	139,000
2/22/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $69,307,413, 5.3% - 7.75%, 9/14/17 - 3/1/41)	66,020	66,000
0.22%, dated 1/24/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $227,683,391, 0.51% - 6%, 5/25/21 - 5/25/40)	221,162	221,000
0.24%, dated:
10/18/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $174,576,029, 1.43% - 6.57%, 7/1/14 - 2/1/41)	171,207	171,000
10/25/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $170,485,299, 1.99% - 5.88%, 7/1/24 - 1/1/41)	167,203	167,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $84,719,720, 1.73% - 5.97%, 9/1/29 - 1/1/41)	$ 83,099	$ 83,000
0.25%, dated 10/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $185,594,221, 0.81% - 6%, 5/15/23 - 10/25/40)	180,228	180,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $106,230,105, 2.05% - 6.12%, 2/1/23 - 4/1/40)	104,146	104,000
J.P. Morgan Clearing Corp. at:
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $42,391,757)	39,000	39,000
0.47%, dated 2/17/11 due 3/22/11 (Collateralized by Equity Securities valued at $572,915,859)	527,227	527,000
0.58%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $3,569,623,970)	3,284,053	3,284,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $143,563,363)	132,201	132,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $143,827,008)	132,462	132,000
0.75%, dated:
9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $348,003,303)	320,203	319,000
1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $607,976,533)	561,061	559,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $413,030,009, 0.5% - 6.5%, 3/25/18 - 1/25/41)	401,003	401,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $196,092,939, 0.02% - 6.27%, 1/15/15 - 2/22/44)	185,668	185,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $228,235,367, 0.8% - 7%, 9/15/11 - 10/15/29)	211,796	211,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated 11/19/10 due 4/4/11 (Collateralized by Corporate Obligations valued at $291,654,333, 0.38% - 10.75%, 4/12/11 - 4/1/63) (d)(g)	272,995	271,000
0.78%, dated 1/31/11 due 4/4/11 (Collateralized by Equity Securities valued at $602,653,125) (d)(g)	560,140	558,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
1%, dated 1/5/11 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $297,008,250, 0.39% - 5.87%, 4/25/33 - 11/25/46)	$ 277,781	$ 275,000
Mizuho Securities USA, Inc. at:
0.33%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $305,552,802, 1.88% - 6.75%, 6/15/11 - 4/1/41)	291,003	291,000
0.44%, dated:
2/3/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $55,723,385, 0.43% - 9%, 3/16/12 - 1/1/49)	53,021	53,000
2/9/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $56,423,626, 2.5% - 6.4%, 11/1/11 - 12/15/35)	53,017	53,000
2/10/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $55,662,924, 0.43% - 9%, 11/1/11 - 6/20/38)	53,016	53,000
2/14/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $56,353,747, 3.88% - 7.75%, 11/15/11 - 3/1/31)	53,020	53,000
2/17/11 due 3/7/11 (Collateralized by Corproate Obligations valued at $55,658,162, 1.25% - 7.63%, 11/1/11 - 8/15/38)	53,018	53,000
0.5%, dated 1/24/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $111,848,316, 5.25% - 6.38%, 3/15/14 - 6/15/34)	105,102	105,000
RBC Capital Markets Co. at:
0.25%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $196,731,367, 4.5% - 10%, 11/18/14 - 11/25/40)	191,001	191,000
0.4%, dated 1/5/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $139,735,343, 3.05% - 10.75%, 2/21/12 - 9/1/40)	133,133	133,000
0.46%, dated 2/2/11 due 3/3/11 (Collateralized by Corporate Obligations valued at $196,379,886, 0.31% - 6.5%, 7/25/29 - 8/25/45)	184,068	184,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $179,154,774, 1.26% - 10%, 2/1/14 - 2/16/41)	175,105	175,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $169,470,448, 1.53% - 6.71%, 6/1/16 - 8/1/50)	166,208	166,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBS Securities, Inc. at:
0.61%, dated 2/17/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $443,345,851, 0.32% - 13.26%, 10/25/12 - 11/23/52)	$ 412,230	$ 412,000
0.76%, dated 8/5/10 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $414,720,903, 0.4% - 8.35%, 2/15/15 - 8/25/47) (d)(g)	386,959	384,000
Royal Bank of Scotland PLC at 0.61%, dated 2/18/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $201,994,236, 0.4% - 13.14%, 12/16/34 - 12/16/40)	187,101	187,000
UBS Securities LLC at:
0.41%, dated 2/25/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $110,255,023, 0.38% - 9%, 2/1/13 - 2/8/41)	105,108	105,000
0.48%, dated 12/13/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $118,689,740, 0.75% - 9.38%, 9/15/11 - 4/1/63)	110,133	110,000
Wells Fargo Securities, LLC at:
0.31%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $308,867,558, 2.13% - 7%, 3/7/11 - 2/6/41)	295,003	295,000
0.36%, dated 1/11/11 due 3/7/11 (Collateralized by Commercial Paper Obligations valued at $141,489,623, 4/25/11 - 8/2/11)	137,123	137,000
0.25%, dated 10/21/10 due 3/7/11 (Collateralized by U.S. Treasury Obligations valued at $88,011,909, 4%, 2/1/26)	86,108	86,000
TOTAL REPURCHASE AGREEMENTS		22,674,753
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $118,659,367)		118,659,367
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(1,893,263)
NET ASSETS - 100%		$ 116,766,104
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly.)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,863,500,000 or 4.2% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $176,000,000 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$401,753,000 due 3/01/11 at 0.22%
Bank of America NA	$ 247,262
Citibank NA	4,755
Citigroup Global Markets, Inc.	38,040
Deutsche Bank Securities, Inc.	16,215
J.P. Morgan Securities, Inc.	9,510
RBS Securities, Inc.	19,020
UBS Securities LLC	31,383
Wells Fargo Securities LLC	35,568
$ 401,753
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $118,659,367,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2011

1.814093.106

FUS-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 9.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 9.9%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

3/14/11	0.25 (b)	$ 67,000	$ 66,996
3/15/11	0.25 (b)	10,000	9,999
3/15/11	0.25 (b)	11,000	10,999
3/15/11	0.25 (b)	17,054	17,053
4/14/11	0.25 (b)	34,204	34,194
4/6/11	0.25 (b)	7,000	6,998
4/8/11	0.25 (b)	50,000	49,988
5/5/11	0.25 (b)	70,000	69,970
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			266,197
Federal Agencies - 50.5%

Fannie Mae - 2.5%
3/23/11 to 9/17/12	0.20 to 0.29 (c)	68,000	68,248
Federal Home Loan Bank - 40.3%
3/30/11 to 2/17/12	0.17 to 0.60 (c)	1,089,415	1,089,576
Freddie Mac - 7.7%
4/11/11 to 11/2/12	0.20 to 0.40 (c)	207,000	207,440
TOTAL FEDERAL AGENCIES			1,365,264
U.S. Treasury Obligations - 4.1%

U.S. Treasury Bills - 1.9%
6/30/11	0.23	50,000	49,962
U.S. Treasury Notes - 2.2%
9/30/11 to 1/31/12	0.31 to 0.33	60,000	60,262
TOTAL U.S. TREASURY OBLIGATIONS			110,224
Repurchase Agreements - 37.0%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 672,645	672,641
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
BNP Paribas Securities Corp. at:
0.21%, dated 2/11/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $8,240,866, 0.61% - 6%, 4/15/15 - 2/15/41)	$ 8,008	$ 8,000
0.23%, dated 11/24/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $72,144,683, 0.58% - 6.5%, 9/15/21 - 3/25/41)	70,079	70,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 3/1/11 due 3/7/11 (d)	16,007	16,000
0.21%, dated 1/27/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $54,070,407, 2.5% - 5%, 8/1/39 - 2/20/41)	53,028	53,000
0.23%, dated:
10/26/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $9,187,390, 5%, 12/1/35)	9,010	9,000
11/4/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $13,269,913, 5.5%, 10/1/36)	13,015	13,000
0.24%, dated 11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $8,165,766, 5%, 12/1/35 - 8/20/40)	8,010	8,000
0.25%, dated:
9/28/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $15,316,363, 7.5%, 10/1/37)	15,019	15,000
12/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $8,165,101, 4.79% - 5%, 4/1/38 - 8/20/40)	8,010	8,000
ING Financial Markets LLC at:
0.22%, dated:
1/24/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $5,101,255, 4%, 12/1/40)	5,004	5,000
2/7/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $15,304,052, 4.5% - 6%, 4/1/25 - 10/1/36)	15,017	15,000
2/11/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $4,081,058, 6%, 10/1/22)	4,004	4,000
0.23%, dated:
11/8/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $7,147,533, 5%, 4/1/40)	7,008	7,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at: - continued
0.23%, dated: - continued
1/18/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $34,689,184, 4% - 6%, 8/1/24 - 11/1/40)	$ 34,026	$ 34,000
0.24%, dated:
10/13/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $35,734,633, 4% - 6.5%, 6/1/25 - 7/1/40)	35,042	35,000
10/18/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $4,083,924, 5.5% - 6%, 10/1/22 - 3/1/37)	4,005	4,000
10/25/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $4,085,815, 5.5%, 3/1/37)	4,005	4,000
11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $2,042,598, 4%, 5/1/25)	2,002	2,000
0.25%, dated 10/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $5,106,189, 4%, 12/1/40)	5,006	5,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $3,064,463, 6.5%, 5/1/37)	3,004	3,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $4,082,448, 4.66% - 5.5%, 7/1/37 - 7/1/38)	4,002	4,000
RBS Securities, Inc. at 0.25%, dated 10/27/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $4,087,883, 4.02%, 2/1/40)	4,005	4,000
Wells Fargo Securities, LLC at 0.25%, dated 10/21/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $2,061,180, 4% - 6%, 4/1/14 - 2/1/41)	2,003	2,000
TOTAL REPURCHASE AGREEMENTS		1,000,641
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,742,326)		2,742,326
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(41,479)
NET ASSETS - 100%		$ 2,700,847
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $266,197,000, or 9.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$672,641,000 due 3/01/11 at 0.22%
Bank of America NA	$ 413,981
Citibank NA	7,961
Citigroup Global Markets, Inc.	63,689
Deutsche Bank Securities, Inc.	27,149
J.P. Morgan Securities, Inc.	15,922
RBS Securities, Inc.	31,845
UBS Securities LLC	52,544
Wells Fargo Securities LLC	59,550
$ 672,641
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $2,742,326,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011